                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-881

                           Columbia Funds Trust III
              (Exact name of registrant as specified in charter)

             One Financial Center, Boston, Massachusetts   02111
              (Address of principal executive offices)   (Zip code)

                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                             One Financial Center
                               Boston, MA 02111
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3698

                    Date of fiscal year end: April 30, 2006

                  Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

[PHOTO]



                                 COLUMBIA CORE
                                   BOND FUND

                               Semiannual Report
                               October 31, 2005

PRESIDENT'S MESSAGE
                    -----------------------------------------------------------
                                                       Columbia Core Bond Fund

[PHOTO]



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Manager's Report. 5

                        Financial Statements....... 7

                          Investment Portfolio..... 8

                    Statement of Assets and Liabilities.. 20

                    Statement of Operations.............. 22

                    Statement of Changes in Net Assets... 23

                    Notes to Financial Statements........ 25

                    Financial Highlights................. 32

                  Board Consideration and Approval of
                  Investment Advisory Agreements......... 38

                  Summary of Management
                  Fee Evaluation by Independent
                  Fee Consultant......................... 41

                  Important Information
                  About This Report...................... 45

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

PERFORMANCE INFORMATION
                        -------------------------------------------------------
                                                       Columbia Core Bond Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment
11/01/95 - 10/31/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A       17,143  16,329
                          ----------------------------
                          Class B       16,290  16,290
                          ----------------------------
                          Class C       16,360  16,360
                          ----------------------------
                          Class G       16,190  16,190
                          ----------------------------
                          Class T       17,190  16,373
                          ----------------------------
                          Class Z       17,504     n/a

Growth of a $10,000 investment 11/01/95 - 10/31/05

                            [CHART]
                                                                     Lehman
                                                       Lehman       Brothers
                    Class A           Class A          Brothers    Government/
                 shares without     shares with       Aggregate    Credit Bond
                  sales charge      sales charge      Bond Index      Index
                 --------------    -------------      ----------   -----------
                     $10,000            $9,525        $10,000         $10,000
 11/1/1995            10,189             9,705         10,150          10,165
 12/1/1995            10,351             9,859         10,292          10,314
  1/1/1996            10,380             9,887         10,360          10,378
  2/1/1996            10,185             9,701         10,180          10,158
  3/1/1996            10,067             9,589         10,109          10,073
  4/1/1996             9,949             9,476         10,052          10,004
  5/1/1996             9,921             9,450         10,032           9,987
  6/1/1996            10,038             9,561         10,166          10,119
  7/1/1996            10,058             9,580         10,194          10,143
  8/1/1996            10,018             9,542         10,176          10,117
  9/1/1996            10,195             9,711         10,353          10,297
 10/1/1996            10,424             9,929         10,583          10,537
 11/1/1996            10,602            10,098         10,764          10,731
 12/1/1996            10,493             9,994         10,664          10,612
  1/1/1997            10,493             9,994         10,697          10,625
  2/1/1997            10,500            10,001         10,724          10,647
  3/1/1997            10,391             9,897         10,605          10,520
  4/1/1997            10,534            10,034         10,764          10,674
  5/1/1997            10,627            10,122         10,866          10,773
  6/1/1997            10,749            10,239         10,996          10,903
  7/1/1997            11,080            10,554         11,292          11,236
  8/1/1997            10,945            10,425         11,196          11,110
  9/1/1997            11,111            10,584         11,361          11,285
 10/1/1997            11,279            10,743         11,526          11,465
 11/1/1997            11,331            10,793         11,579          11,526
 12/1/1997            11,448            10,904         11,696          11,647
  1/1/1998            11,607            11,056         11,845          11,811
  2/1/1998            11,570            11,020         11,836          11,788
  3/1/1998            11,601            11,050         11,876          11,824
  4/1/1998            11,642            11,089         11,938          11,883
  5/1/1998            11,781            11,222         12,051          12,010
  6/1/1998            11,909            11,343         12,154          12,133
  7/1/1998            11,906            11,341         12,179          12,143
  8/1/1998            12,211            11,631         12,378          12,379
  9/1/1998            12,549            11,953         12,667          12,734
 10/1/1998            12,446            11,855         12,600          12,643
 11/1/1998            12,470            11,878         12,672          12,719
 12/1/1998            12,505            11,911         12,710          12,751
  1/1/1999            12,580            11,982         12,800          12,841
  2/1/1999            12,231            11,650         12,576          12,536
  3/1/1999            12,285            11,702         12,646          12,598
  4/1/1999            12,302            11,718         12,686          12,630
  5/1/1999            12,149            11,572         12,574          12,500
  6/1/1999            12,065            11,492         12,534          12,461
  7/1/1999            12,019            11,448         12,480          12,426
  8/1/1999            11,996            11,426         12,474          12,416
  9/1/1999            12,101            11,526         12,619          12,528
 10/1/1999            12,110            11,535         12,665          12,561
 11/1/1999            12,084            11,510         12,664          12,553
 12/1/1999            11,988            11,419         12,603          12,476
  1/1/2000            11,999            11,429         12,562          12,473
  2/1/2000            12,174            11,596         12,714          12,629
  3/1/2000            12,402            11,813         12,882          12,812
  4/1/2000            12,339            11,752         12,844          12,749
  5/1/2000            12,300            11,716         12,838          12,737
  6/1/2000            12,530            11,935         13,105          12,997
  7/1/2000            12,641            12,040         13,224          13,135
  8/1/2000            12,825            12,216         13,416          13,320
  9/1/2000            12,873            12,261         13,500          13,371
 10/1/2000            12,959            12,343         13,589          13,455
 11/1/2000            13,206            12,579         13,812          13,685
 12/1/2000            13,496            12,854         14,069          13,955
  1/1/2001            13,660            13,011         14,300          14,189
  2/1/2001            13,795            13,140         14,424          14,335
  3/1/2001            13,848            13,190         14,497          14,401
  4/1/2001            13,718            13,066         14,436          14,293
  5/1/2001            13,768            13,114         14,522          14,376
  6/1/2001            13,830            13,173         14,577          14,445
  7/1/2001            14,140            13,469         14,904          14,805
  8/1/2001            14,307            13,627         15,075          14,994
  9/1/2001            14,486            13,798         15,252          15,132
 10/1/2001            14,838            14,133         15,570          15,517
 11/1/2001            14,595            13,901         15,356          15,262
 12/1/2001            14,484            13,796         15,257          15,142
  1/1/2002            14,572            13,880         15,381          15,252
  2/1/2002            14,709            14,010         15,530          15,382
  3/1/2002            14,397            13,713         15,272          15,070
  4/1/2002            14,662            13,966         15,569          15,362
  5/1/2002            14,807            14,104         15,701          15,503
  6/1/2002            14,949            14,239         15,836          15,635
  7/1/2002            15,190            14,468         16,028          15,823
  8/1/2002            15,500            14,764         16,298          16,177
  9/1/2002            15,836            15,084         16,562          16,525
 10/1/2002            15,676            14,932         16,486          16,366
 11/1/2002            15,596            14,855         16,481          16,376
 12/1/2002            15,974            15,215         16,823          16,810
  1/1/2003            15,947            15,189         16,838          16,810
  2/1/2003            16,186            15,417         17,070          17,109
  3/1/2003            16,160            15,392         17,056          17,087
  4/1/2003            16,347            15,571         17,198          17,270
  5/1/2003            16,700            15,907         17,518          17,760
  6/1/2003            16,630            15,840         17,483          17,689
  7/1/2003            15,973            15,215         16,895          16,948
  8/1/2003            16,074            15,311         17,007          17,060
  9/1/2003            16,534            15,748         17,458          17,601
 10/1/2003            16,344            15,567         17,295          17,377
 11/1/2003            16,368            15,591         17,337          17,424
 12/1/2003            16,507            15,723         17,514          17,597
  1/1/2004            16,646            15,855         17,654          17,757
  2/1/2004            16,814            16,015         17,844          17,973
  3/1/2004            16,935            16,131         17,978          18,139
  4/1/2004            16,456            15,674         17,511          17,582
  5/1/2004            16,372            15,594         17,441          17,492
  6/1/2004            16,442            15,661         17,540          17,564
  7/1/2004            16,589            15,801         17,714          17,750
  8/1/2004            16,871            16,069         18,052          18,126
  9/1/2004            16,925            16,121         18,101          18,190
 10/1/2004            17,055            16,245         18,253          18,348
 11/1/2004            16,908            16,105         18,107          18,144
 12/1/2004            17,076            16,265         18,273          18,337
  1/1/2005            17,190            16,374         18,389          18,465
  2/1/2005            17,085            16,274         18,280          18,343
  3/1/2005            17,000            16,192         18,187          18,215
  4/1/2005            17,197            16,380         18,432          18,488
  5/1/2005            17,364            16,539         18,631          18,719
  6/1/2005            17,485            16,655         18,734          18,841
  7/1/2005            17,300            16,478         18,563          18,628
  8/1/2005            17,532            16,699         18,801          18,906
  9/1/2005            17,313            16,490         18,607          18,658
 10/1/2005            17,143            16,329         18,463          18,502

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Core Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Beginning in 2005, the fund's benchmark was changed to the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of US Government and corporate bonds rated investment grade or better, with maturities of at least one year. The Lehman Brothers Government/Credit Bond Index was the fund's previous benchmark. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Average annual total return as of 10/31/05 (%)

Share class                A             B             C             G             T          Z
---------------------------------------------------------------------------------------------------
Inception              11/01/98      11/01/98      11/25/02      03/04/96      12/14/90    12/14/90
---------------------------------------------------------------------------------------------------
Sales charge         without with  without with  without with  without with  without with  without
---------------------------------------------------------------------------------------------------
6-month (cumulative)  -0.32  -5.06  -0.70  -5.59  -0.62  -1.60  -0.60  -5.49  -0.27  -5.02  -0.20
---------------------------------------------------------------------------------------------------
1-year                 0.52  -4.22  -0.23  -4.99  -0.08  -1.03  -0.04  -4.79   0.62  -4.13   0.77
---------------------------------------------------------------------------------------------------
5-year                 5.75   4.72   4.96   4.63   5.05   5.05   5.10   4.60   5.80   4.76   6.00
---------------------------------------------------------------------------------------------------
10-year                5.54   5.03   5.00   5.00   5.05   5.05   4.94   4.94   5.57   5.05   5.76
---------------------------------------------------------------------------------------------------

Average annual total return as of 09/30/05 (%)

Share class                A             B            C             G             T          Z
-------------------------------------------------------------------------------------------------
Sales charge         without with  without with  without with without with  without with  without
-------------------------------------------------------------------------------------------------
6-month (cumulative)  1.84   -2.96  1.46   -3.54  1.53   0.53  1.55   -3.44  1.88   -2.91  1.96
-------------------------------------------------------------------------------------------------
1-year                2.29   -2.55  1.53   -3.31  1.68   0.72  1.73   -3.11  2.39   -2.46  2.55
-------------------------------------------------------------------------------------------------
5-year                6.10    5.06  5.31    4.99  5.40   5.40  5.44    4.95  6.15    5.11  6.36
-------------------------------------------------------------------------------------------------
10-year               5.82    5.31  5.29    5.29  5.34   5.34  5.23    5.23  5.85    5.34  6.04
-------------------------------------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND T SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B AND G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. CLASS Z SHARES HAVE LIMITED ELIGIBILITY AND THE INVESTMENT MINIMUM REQUIREMENT MAY VARY. PLEASE SEE THE FUND'S PROSPECTUS FOR DETAILS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS. The returns for class A and class B shares include the returns of prime A shares (for class A shares) and prime B shares (for class B shares) of the former Galaxy Fund for periods prior to November 25, 2002, the date on which class A, B and C shares were initially offered by the fund. The returns shown for class A shares and class B shares also include the returns of retail A shares of the former Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to class A shares and class B shares, respectively) for periods prior to the inception of prime A shares and prime B shares (November 1, 1998). Class A and class B shares generally would have had substantially similar returns to retail A shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for class A and class B shares exceed expenses paid by retail A shares. The returns shown for class C shares for periods prior to the date of inception include the returns of prime B shares of the former Galaxy Fund (adjusted to reflect the sales charge applicable to class C shares). The returns shown for class C shares also include the returns of retail A shares of the former Galaxy Fund (adjusted to reflect the sales charges applicable to class C shares) for periods prior to the date of inception of prime B shares (March 4, 1996). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for class C shares exceed expenses paid by retail A and prime B shares. The returns for class G and class T shares include the returns of retail A shares (for class T shares) and retail B shares (for class G shares) of the former Galaxy Fund for periods prior to November 25, 2002, the date in which class T and G shares were initially offered by the fund. The returns shown for class G shares also include the returns of retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of retail B shares of the former Galaxy Fund (March 4, 1996). Retail A shares of the former Galaxy Fund were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by retail A shares. The returns for class Z shares include returns of trust shares of the former Galaxy Fund for periods prior to November 25, 2002, the date in which class Z shares were initially offered by the fund.

 FUND PROFILE
              -----------------------------------------------------------------
                                                       Columbia Core Bond Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Portfolio structure as of 10/31/05 (%)

                    Corporate fixed-income
                      bonds & notes                     32.4
                    ----------------------------------------
                    Government agencies & obligations   27.2
                    ----------------------------------------
                    Mortgage-backed securities          21.1
                    ----------------------------------------
                    Collateralized mortgage obligations  8.1
                    ----------------------------------------
                    Asset-backed securities              6.7
                    ----------------------------------------
                    Commercial mortgage-backed
                      Securities                         2.5
                    ----------------------------------------
                    Cash equivalents, net other
                      assets & liabilities               2.0
                    ----------------------------------------

Quality breakdown as of 10/31/05 (%)

                                    Aaa 67.7
                                    --------
                                    Aa   4.9
                                    --------
                                    A   15.3
                                    --------
                                    Baa 12.1
                                    --------

Maturity breakdown as of 10/31/05 (%)

                                0-1 year     6.2
                                ----------------
                                1-3 years   22.8
                                ----------------
                                3-5 years   24.6
                                ----------------
                                5-7 years   15.2
                                ----------------
                                7-10 years  15.3
                                ----------------
                                10-15 years  1.9
                                ----------------
                                15-20 years  3.7
                                ----------------
                                20-30 years  3.2
                                ----------------
                                30+ years    7.1
                                ----------------

Your fund is actively managed and the composition of its portfolio will change over time. Portfolio structure is calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.
Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Summary

.. For the six-month period ended October 31, 2005, the fund's class A shares returned negative 0.32%, without sales charge. The fund's class Z shares returned negative 0.20%.

.. The small difference in performance between the fund and its benchmarks, the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Aggregate Bond Index, was largely a matter of expenses. The fund incurs expenses which the index does not.

.. The fund's performance was enhanced by its emphasis on corporate debt and relatively light exposure to Treasuries, as corporate issues outperformed government debt. The fund's high quality orientation detracted from performance as non-investment-grade debt outperformed investment-grade debt.

                                  [FLOW CHART]

                                                Lehman Brothers
                                                  Aggregate
                   Class A shares                Bond Index

                      -0.32%                         0.15%



                                   Objective
 Seeks a high level of current income consistent with prudent risk of capital.

                               Total Net Assets
                               $1,034.2 million

Management Style

                                    [GRAPHIC]

UNDERSTANDING YOUR EXPENSES
                            ---------------------------------------------------
                                                       Columbia Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 05/01/05 - 10/31/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical    Actual  Hypothetical  Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      996.82    1,020.72     4.48       4.53            0.89
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      992.99    1,016.94     8.24       8.34            1.64
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      993.80    1,017.69     7.49       7.58            1.49
-------------------------------------------------------------------------------------------------
Class G 1,000.00      1,000.00      994.00    1,017.95     7.24       7.32            1.44
-------------------------------------------------------------------------------------------------
Class T 1,000.00      1,000.00      997.28    1,021.22     3.98       4.02            0.79
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      997.98    1,021.98     3.22       3.26            0.64
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the distributor and the transfer agent not waived a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

ECONOMIC UPDATE
                ---------------------------------------------------------------
                                                       Columbia Core Bond Fund

The US economy moved ahead at a healthy pace during the six-month period that began May 1, 2005 and ended October 31, 2005. Gross domestic product (GDP) expanded at an estimated annualized rate of 3.6% as job growth helped buoy consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market late in the period. During the six-month period, the economy added an average of 129,000 new jobs each month, despite the loss of 8,000 jobs in September as a direct result of the Gulf Coast floods. In fact, the actual number of jobs lost was a fraction of an earlier estimate -- and considerably lower than originally expected.

Energy prices weighed on economic growth during the period. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Consumer confidence readings dipped in July and August, fell sharply in September and slipped again in October, according to the Conference Board. The decline was generally attributed to the recent hurricanes, expectations of a weakening labor market and energy price sticker shock at the pump and at home.

Despite these setbacks, the latest data on the economy suggest that it has retained its vigor. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in the last months of the period. With assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

The US bond market delivered little in the way of positive returns for the six-month reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.6% --approximately one-half percentage point higher than where it started. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.15% for the six-month period. High-yield bonds led the fixed income markets despite a setback although investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 3.97%.

Short-term interest rates moved higher

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 3.75% in four consecutive one-quarter point increases./1/ In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.27% for this reporting period. However, there were wide gaps among the various style and market capitalization segments of the market. Large-cap value stocks returned a modest 4.82%, as measured by the Russell 1000 Value index. Small-cap growth stocks led other sectors, as measured by the Russell 2000 Growth Index, which gained 13.15%.

/1/The federal funds rate was raised to 4.0% on November 1, 2005
Summary
For the six-month period ended October 31, 2005

.. Investment-grade bonds barely registered a positive gain, as measured by the Lehman Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [FLOW CHART]

                    Lehman Index               Merrill Lynch Index

                       0.15%                        3.97%



..  Despite volatility, the broad stock market, as measured by the S&P 500
   Index, returned 5.27%. Small-cap growth stocks were the period's best performers, as measured by the Russell 2000 Growth Index.

                                  [FLOW CHART]

                       S&P Index               Russell Index

                         5.27%                     13.15%



The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment-grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.
The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

PORTFOLIO MANAGER'S REPORT
                           ----------------------------------------------------
                                                       Columbia Core Bond Fund

For the six-month period ended October 31, 2005, class A shares of Columbia Core Bond Fund returned negative 0.32% without sales charge. By comparison, the Lehman Brothers Government/Credit Bond Index returned 0.07%. The fund's new benchmark, the Lehman Brothers Aggregate Bond Index returned 0.15%. We believe that the Lehman Brothers Aggregate Bond Index, with its greater emphasis on total return, more accurately reflects the type of securities in the fund. The fund's performance was modestly lower than that of the average return of the Lipper Corporate Debt Funds A Rated Category, which was 0.01%./2/ The performance difference between the fund and its benchmarks can generally be attributed to expenses, which the fund incurs but the benchmarks do not. We believe the fund's high quality orientation accounted for its slight underperformance relative to its peer group average. High-yield bonds outperformed investment-grade debt, and the fund is precluded by prospectus from owning bonds that do not carry an investment-grade rating from one of the primary rating agencies. However, the fund's return was aided by its emphasis on corporate bonds and relatively light exposure to Treasuries, as corporate bonds outperformed Treasuries during the period.

Corporate bonds, asset-backed securities helped performance

In an environment that was generally unfavorable for the bond market, the fund's lower-rated investment-grade corporate bonds performed well as investors showed a preference for yield over quality. Over the course of the six-month period, we slightly reduced the fund's corporate holdings, as their valuations rose and their potential for future gains relative to other sectors declined. Yet, we maintained a sizeable stake in the sector on the belief that corporate bonds have the potential to continue to be solid performers. We believe their yield advantage over Treasuries has the potential to offset any slight decline in price as the result of rising interest rates. Bond yields and prices move in opposite directions. The fund's position in asset-backed bonds, which are secured by loan paper or accounts receivable, also paid off during the period as these bonds performed strongly.

Mortgage-backed issues, sovereign debt position detracted

Sovereign bonds issued by foreign governments significantly outperformed other types of debt during the period. The fund's relatively light holding in this category of bonds hurt its return. Some of the fund's telecom and utility holdings in triple-B-rated corporate bonds also held the fund back. The fund had more exposure to these sectors than the index and they underperformed other categories of lower-rated investment-grade bonds. However, some of these disappointments were offset by gains from overweight positions in solid performing sectors, such as energy and rails. Mortgage-backed securities also detracted from the fund's performance during the period because of their sensitivity to

/2/Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share
as of 10/31/05 ($)

                                 Class A 10.57
                                 -------------
                                 Class B 10.57
                                 -------------
                                 Class C 10.57
                                 -------------
                                 Class G 10.57
                                 -------------
                                 Class T 10.57
                                 -------------
                                 Class Z 10.57

Distributions declared per share
05/01/05 - 10/31/05 ($)

                                  Class A 0.21
                                  ------------
                                  Class B 0.17
                                  ------------
                                  Class C 0.18
                                  ------------
                                  Class G 0.18
                                  ------------
                                  Class T 0.21
                                  ------------
                                  Class Z 0.22

SEC yields as of 10/31/05 (%)

                                  Class A 3.74
                                  ------------
                                  Class B 3.18
                                  ------------
                                  Class C 3.33
                                  ------------
                                  Class G 3.37
                                  ------------
                                  Class T 3.84
                                  ------------
                                  Class Z 4.18
                                  ------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

   ----------------------------------------------------------------------------
                                                       Columbia Core Bond Fund

securities, as we believe they could do well if the Federal Reserve Board ends its cycle of short-term interest rate increases in the coming year.

Positioned for slower economic growth, stabilizing longer rates

We believe that consumer spending is likely to slow in response to higher energy costs, rising short-term interest rates and what appears to be a break in the strong cycle of rising house prices. We believe that the Federal Reserve Board has not quite finished raising short-term interest rates as a precaution against inflation. However, there are signs that longer term rates could stabilize. With this scenario in mind, we plan to continue to reduce corporate holdings that have outperformed with an eye towards building positions in more attractively valued areas of the bond market, such as mortgage-backed securities.

We also intend to adjust the diversification of bond maturities because we expect the difference between short- and long-term yields, which narrowed over the past six months, to narrow even further. In fact, we would not be surprised to see short-term rates exceed long-term rates. If this occurs, we plan to diversify the fund's holdings across a range of maturities to help manage the risk of interest rate volatility.

       [PHOTO]     Marie M. Schofield has managed Columbia Core Bond
                   Fund since February 1996 and has been with the M Schofield advisor or its predecessors or affiliate organizations since February 1990.

                   /s/ Marie M. Schofield

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. Investing in foreign fixed-income markets carries additional risks associated with foreign political and economic developments and changes in currency exchange rates. When interest rates go up, bond prices typically drop, and vice versa.


We would not be surprised to see short-term rates exceed long-term rates. If this occurs, we plan to diversify the fund's holdings across a range of maturities to help manage the risk of interest rate volatility.

FINANCIAL STATEMENTS
                     ----------------------------------------------------------
October 31, 2005                                       Columbia Core Bond Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
                             --------------------------------------------------
October 31, 2005 (Unaudited)                           Columbia Core Bond Fund

Corporate Fixed-Income Bonds & Notes - 32.4%

BASIC MATERIALS - 0.6%
Chemicals - 0.2%                                                  Par ($)  Value ($)
------------------------------------------- ------------------- --------- ----------
                           Dow Chemical Co. 6.000% 10/01/12       825,000    862,727
                                            ------------------- --------- ----------
                       Eastman Chemical Co. 6.300% 11/15/18     1,191,000  1,194,871
                                            ------------------- --------- ----------
                                                          Chemicals Total  2,057,598
Forest Products & Paper - 0.3%
                                            ------------------- --------- ----------
                             Westvaco Corp. 8.200% 01/15/30     2,360,000  2,685,302
                                            ------------------- --------- ----------
                                            Forest Products & Paper Total  2,685,302
Metals & Mining - 0.1%
                                            ------------------- --------- ----------
                                Alcan, Inc. 4.875% 09/15/12     1,500,000  1,458,330
                                            ------------------- --------- ----------
                                                    Metals & Mining Total  1,458,330
                                                                          ----------
                                                    BASIC MATERIALS TOTAL  6,201,230

COMMUNICATIONS - 4.8%
Media - 1.0%
                                            ------------------- --------- ----------
Comcast Cable Communications Holdings, Inc. 8.375% 03/15/13     1,219,000  1,403,874
                                            ------------------- --------- ----------
                          Gannett Co., Inc. 5.500% 04/01/07     1,100,000  1,109,867
                                            ------------------- --------- ----------
                          Time Warner, Inc. 6.875% 05/01/12     4,985,000  5,331,856
                                            7.625% 04/15/31     2,300,000  2,607,970
                                            ------------------- --------- ----------
                                                              Media Total 10,453,567
Telecommunication Services - 3.8%
                                            ------------------- --------- ----------
                            BellSouth Corp. 3.915% 11/15/07 (a) 2,500,000  2,500,800
                                            ------------------- --------- ----------
             British Telecommunications PLC 8.875% 12/15/30     1,925,000  2,513,934
                                            ------------------- --------- ----------
           Cingular Wireless Services, Inc. 8.125% 05/01/12     3,645,000  4,191,021
                                            ------------------- --------- ----------
  Deutsche Telekom International Finance BV 8.750% 06/15/30     1,590,000  2,004,799
                                            ------------------- --------- ----------
                          France Telecom SA 8.500% 03/01/31     2,570,000  3,378,214
                                            ------------------- --------- ----------
          New England Telephone & Telegraph 7.650% 06/15/07     3,000,000  3,109,800
                                            ------------------- --------- ----------
                               Pacific Bell 7.125% 03/15/26     1,400,000  1,508,178
                                            ------------------- --------- ----------
                   SBC Communications, Inc. 4.125% 09/15/09     2,220,000  2,136,839
                                            ------------------- --------- ----------
                       Sprint Capital Corp. 6.000% 01/15/07     1,450,000  1,467,357
                                            6.875% 11/15/28     3,800,000  4,059,882
                                            ------------------- --------- ----------
                  Telecom Italia Capital SA 5.250% 10/01/15     3,640,000  3,513,619
                                            ------------------- --------- ----------
               Verizon Global Funding Corp. 6.875% 06/15/12     2,905,000  3,130,021

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Telecommunication Services - (continued)                         Par ($)   Value ($)
---------------------------------------- --------------------- ---------- ----------
              Vodafone Group PLC         3.950% 01/30/08       4,350,000   4,266,480
                                         5.375% 01/30/15       1,580,000   1,586,968
                                         --------------------- ---------- ----------
                                         Telecommunication Services Total 39,367,912
                                                                          ----------
                                                  COMMUNICATIONS TOTAL    49,821,479

CONSUMER CYCLICAL - 1.8%
Auto Manufacturers - 0.7%
                                         --------------------- ---------- ----------
DaimlerChrysler NA Holding Corp.         4.314% 09/10/07 (a)   5,180,000   5,191,344
                                         8.500% 01/18/31       2,135,000   2,494,982
                                         --------------------- ---------- ----------
                                              Auto Manufacturers Total     7,686,326
Lodging - 0.4%
                                         --------------------- ---------- ----------
    Harrah's Operating Co., Inc.         5.625% 06/01/15 (b)   3,970,000   3,844,866
                                         --------------------- ---------- ----------
                                                         Lodging Total     3,844,866
Retail - 0.5%
                                         --------------------- ---------- ----------
              Office Depot, Inc.         6.250% 08/15/13       2,145,000   2,177,346
                                         --------------------- ---------- ----------
                    Target Corp.         6.350% 01/15/11       1,700,000   1,803,598
                                         --------------------- ---------- ----------
           Wal-Mart Stores, Inc.         7.550% 02/15/30       1,070,000   1,325,527
                                         --------------------- ---------- ----------
                                                          Retail Total     5,306,471
Textiles - 0.2%
                                         --------------------- ---------- ----------
                    Cintas Corp.         6.000% 06/01/12       2,000,000   2,109,380
                                         --------------------- ---------- ----------
                                                        Textiles Total     2,109,380
                                                                          ----------
                                               CONSUMER CYCLICAL TOTAL    18,947,043

CONSUMER NON-CYCLICAL - 2.6%
Agriculture - 0.2%
                                         --------------------- ---------- ----------
                   Cargill, Inc.         6.375% 06/01/12 (b)   2,000,000   2,144,020
                                         --------------------- ---------- ----------
                                                     Agriculture Total     2,144,020
Beverages - 1.0%
                                         --------------------- ---------- ----------
     Coca-Cola Enterprises, Inc.         7.125% 08/01/17       1,650,000   1,894,546
                                         --------------------- ---------- ----------
               Diageo Finance BV         3.000% 12/15/06       5,000,000   4,904,000
                                         --------------------- ---------- ----------
      Pepsi Bottling Group, Inc.         7.000% 03/01/29       2,600,000   3,067,584
                                         --------------------- ---------- ----------
                                                       Beverages Total     9,866,130
Commercial Services - 0.2%
                                         --------------------- ---------- ----------
                     Hertz Corp.         4.700% 10/02/06       2,455,000   2,448,519
                                         --------------------- ---------- ----------
                                             Commercial Services Total     2,448,519

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Cosmetics/Personal Care - 0.1%                                   Par ($)      Value ($)
-------------------------------------- ----------------------- ------------- ----------
                 Colgate-Palmolive Co. 5.340% 03/27/06         1,100,000      1,103,993
                                       ----------------------- ------------- ----------
                                       Cosmetics/Personal Care Total          1,103,993
Food - 0.9%
                                       ----------------------- ------------- ----------
                            Kroger Co. 7.500% 04/01/31         1,715,000      1,805,964
                                       8.000% 09/15/29         2,555,000      2,824,271
                                       ----------------------- ------------- ----------
                         Safeway, Inc. 5.625% 08/15/14         2,255,000      2,195,761
                                       ----------------------- ------------- ----------
                        Sara Lee Corp. 6.250% 09/15/11         2,405,000      2,466,905
                                       ----------------------- ------------- ----------
                                                          Food Total          9,292,901
Healthcare Products - 0.2%
                                       ----------------------- ------------- ----------
                Becton Dickinson & Co. 6.700% 08/01/28         1,750,000      1,976,695
                                       ----------------------- ------------- ----------
                                           Healthcare Products Total          1,976,695
                                                                             ----------
                                         CONSUMER NON-CYCLICAL TOTAL         26,832,258

DIVERSIFIED - 0.5%
Holding Companies - Diversified - 0.5%
                                       ----------------------- ------------- ----------
        Alliant Energy Resources, Inc. 9.750% 01/15/13           900,000      1,111,896
                                       ----------------------- ------------- ----------
  Hutchison Whampoa International Ltd. 6.250% 01/24/14 (b)     4,000,000      4,139,040
                                       ----------------------- ------------- ----------
                                       Holding Companies - Diversified Total  5,250,936
                                                                             ----------
                                                   DIVERSIFIED TOTAL          5,250,936

ENERGY - 2.0%
Oil & Gas - 1.5%
                                       ----------------------- ------------- ----------
                    Conoco Funding Co. 5.450% 10/15/06         3,000,000      3,019,170
                                       ----------------------- ------------- ----------
                 Devon Financing Corp. 7.875% 09/30/31         3,035,000      3,723,550
                                       ----------------------- ------------- ----------
                    Marathon Oil Corp. 6.000% 07/01/12         2,680,000      2,804,888
                                       ----------------------- ------------- ----------
                           Nexen, Inc. 5.875% 03/10/35         4,580,000      4,374,908
                                       ----------------------- ------------- ----------
                      XTO Energy, Inc. 5.000% 01/31/15         1,425,000      1,379,314
                                       ----------------------- ------------- ----------
                                                     Oil & Gas Total         15,301,830
Pipelines - 0.5%
                                       ----------------------- ------------- ----------
          Consolidated Natural Gas Co. 5.375% 11/01/06         1,750,000      1,757,910
                                       ----------------------- ------------- ----------
                   Kinder Morgan, Inc. 5.150% 03/01/15         3,210,000      3,103,011
                                       ----------------------- ------------- ----------
                                                     Pipelines Total          4,860,921
                                                                             ----------
                                                        ENERGY TOTAL         20,162,751

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - 12.5%
Banks - 4.5%                                                                 Par ($)  Value ($)
-------------------------------------------------- ---------------------- ---------- ----------
                                    Bank One Corp. 5.900% 11/15/11         3,700,000  3,818,511
                                                   7.875% 08/01/10         1,835,000  2,039,199
                                                   ---------------------- ---------- ----------
                                    Comerica, Inc. 7.250% 08/01/07         1,130,000  1,175,245
                                                   ---------------------- ---------- ----------
                  DEPFA Deutsche Pfandbriefbank AG 3.375% 10/05/07 (b)     3,000,000  2,933,490
                                                   ---------------------- ---------- ----------
                       Deutsche Bank Financial LLC 5.375% 03/02/15         2,460,000  2,478,155
                                                   ---------------------- ---------- ----------
                            Marshall & Ilsley Bank 6.375% 09/01/11         3,000,000  3,182,100
                                                   ---------------------- ---------- ----------
                              Mellon Funding Corp. 6.375% 02/15/10         2,645,000  2,779,736
                                                   ---------------------- ---------- ----------
                               National City Corp. 5.750% 02/01/09         3,000,000  3,067,680
                                                   ---------------------- ---------- ----------
                                Northern Trust Co. 6.300% 03/07/11         2,700,000  2,847,636
                                                   ---------------------- ---------- ----------
                  Oesterreichische Kontrollbank AG 5.125% 03/20/07         6,075,000  6,117,647
                                                   ---------------------- ---------- ----------
                    Rabobank Capital Funding Trust 5.254% 12/31/16 (a)(b)  2,865,000  2,816,954
                                                   ---------------------- ---------- ----------
                                     SunTrust Bank 7.250% 09/15/06         2,000,000  2,039,960
                                                   ---------------------- ---------- ----------
                     Suntrust Bank/Central Florida 6.900% 07/01/07         1,300,000  1,346,072
                                                   ---------------------- ---------- ----------
                                    Wachovia Corp. 5.274% 02/17/09 (a)     5,000,000  4,803,050
                                                   ---------------------- ---------- ----------
                                 Wells Fargo & Co. 3.970% 09/15/09 (a)     4,865,000  4,864,416
                                                   ---------------------- ---------- ----------
                                                                         Banks Total 46,309,851
Diversified Financial Services - 6.1%
                                                   ---------------------- ---------- ----------
               Allstate Life Global Funding Trusts 4.074% 09/22/09 (a)     2,500,000  2,501,500
                                                   ---------------------- ---------- ----------
                                  Capital One Bank 5.750% 09/15/10         2,215,000  2,261,338
                                                   ---------------------- ---------- ----------
                                   Citigroup, Inc. 5.000% 09/15/14        10,150,000  9,969,330
                                                   ---------------------- ---------- ----------
                      Countrywide Home Loans, Inc. 4.125% 09/15/09         4,330,000  4,157,579
                                                   ---------------------- ---------- ----------
                             Ford Motor Credit Co. 4.830% 09/28/07 (a)     3,945,000  3,832,883
                                                   7.375% 02/01/11         5,420,000  5,081,575
                                                   ---------------------- ---------- ----------
                    General Electric Capital Corp. 3.990% 12/15/09 (a)     8,965,000  8,970,917
                                                   6.750% 03/15/32         5,900,000  6,750,190
                                                   ---------------------- ---------- ----------
                         Goldman Sachs Group, Inc. 4.750% 07/15/13         2,275,000  2,183,659
                                                   6.875% 01/15/11         2,390,000  2,562,438
                                                   ---------------------- ---------- ----------
                                HSBC Finance Corp. 4.070% 11/16/09 (a)     5,890,000  5,906,433
                                                   ---------------------- ---------- ----------
National Rural Utilities Cooperative Finance Corp. 6.000% 05/15/06         1,525,000  1,536,438
                                                   ---------------------- ---------- ----------
                                         SLM Corp. 4.400% 01/25/06 (a)     1,000,000  1,000,310
                                                   4.410% 07/25/08 (a)     4,345,000  4,356,949

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - (continued)
Diversified Financial Services - (continued)                           Par ($)      Value ($)
-------------------------------------------- ----------------------- ------------ -----------
               Unilever Capital Corp.        7.125% 11/01/10         2,000,000      2,189,900
                                             ----------------------- ------------ -----------
                                             Diversified Financial Services Total  63,261,439
Insurance - 1.4%
                                             ----------------------- ------------ -----------
                          Chubb Corp.        6.000% 11/15/11         3,300,000      3,434,211
                                             ----------------------- ------------ -----------
  Hartford Life Global Funding Trusts        4.040% 09/15/09 (a)     4,355,000      4,352,779
                                             ----------------------- ------------ -----------
                        MetLife, Inc.        6.125% 12/01/11         4,000,000      4,187,240
                                             ----------------------- ------------ -----------
           Prudential Financial, Inc.        4.750% 04/01/14         2,900,000      2,780,810
                                             ----------------------- ------------ -----------
                                                           Insurance Total         14,755,040
Real Estate Investment Trusts - 0.5%
                                             ----------------------- ------------ -----------
              Simon Property Group LP        5.450% 03/15/13         5,055,000      5,029,573
                                             ----------------------- ------------ -----------
                                             Real Estate Investment Trusts Total    5,029,573
                                                                                  -----------
                                                          FINANCIALS TOTAL        129,355,903

INDUSTRIALS - 2.4%
Aerospace & Defense - 1.1%
                                             ----------------------- ------------ -----------
                 Boeing Capital Corp.        4.750% 08/25/08         2,675,000      2,664,273
                                             6.100% 03/01/11         3,305,000      3,462,649
                                             ----------------------- ------------ -----------
                         Raytheon Co.        7.200% 08/15/27         3,950,000      4,651,638
                                             ----------------------- ------------ -----------
                                                 Aerospace & Defense Total         10,778,560
Environmental Control - 0.5%
                                             ----------------------- ------------ -----------
               Waste Management, Inc.        5.000% 03/15/14         1,800,000      1,735,164
                                             7.000% 07/15/28         3,125,000      3,436,031
                                             ----------------------- ------------ -----------
                                               Environmental Control Total          5,171,195
Transportation - 0.8%
                                             ----------------------- ------------ -----------
                            CSX Corp.        5.500% 08/01/13         4,305,000      4,341,334
                                             ----------------------- ------------ -----------
               Norfolk Southern Corp.        5.590% 05/17/25         1,723,000      1,689,316
                                             7.250% 02/15/31         1,877,000      2,247,426
                                             ----------------------- ------------ -----------
                                                      Transportation Total          8,278,076
                                                                                  -----------
                                                         INDUSTRIALS TOTAL         24,227,831

TECHNOLOGY - 1.0%
Computers - 1.0%
                                             ----------------------- ------------ -----------
International Business Machines Corp.        4.875% 10/01/06         6,300,000      6,311,025
                                             5.375% 02/01/09         3,000,000      3,048,720
                                             6.500% 01/15/28         1,200,000      1,323,516
                                             ----------------------- ------------ -----------
                                                           Computers Total         10,683,261
                                                                                  -----------
                                                          TECHNOLOGY TOTAL         10,683,261

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Corporate Fixed-Income Bonds & Notes - (continued)

UTILITIES - 4.2%
Electric - 3.7%                                                     Par ($)        Value ($)
------------------------------------- --------------------------- -------------- -----------
                  Alabama Power Co.   4.026% 08/25/09 (a)         4,980,000        4,996,235
                                      5.700% 02/15/33             1,465,000        1,473,409
                                      --------------------------- -------------- -----------
  American Electric Power Co., Inc.   5.250% 06/01/15             3,035,000        2,987,199
                                      --------------------------- -------------- -----------
         Carolina Power & Light Co.   5.125% 09/15/13             1,445,000        1,427,646
                                      --------------------------- -------------- -----------
        Columbus Southern Power Co.   5.500% 03/01/13             1,700,000        1,708,721
                                      --------------------------- -------------- -----------
Consolidated Edison Co. of New York   7.150% 12/01/09             2,530,000        2,732,602
                                      --------------------------- -------------- -----------
           Dominion Resources, Inc.   Series D
                                        4.300% 09/28/07 (a)       3,135,000        3,136,536
                                      --------------------------- -------------- -----------
                       Hydro-Quebec   8.500% 12/01/29             1,650,000        2,340,905
                                      --------------------------- -------------- -----------
    MidAmerican Energy Holdings Co.   5.875% 10/01/12             3,355,000        3,433,071
                                      --------------------------- -------------- -----------
        Oncor Electric Delivery Co.   7.000% 09/01/22             3,350,000        3,624,331
                                      --------------------------- -------------- -----------
              Progress Energy, Inc.   7.750% 03/01/31             2,555,000        2,935,516
                                      --------------------------- -------------- -----------
     Southern California Edison Co.   5.000% 01/15/14             1,500,000        1,478,805
                                      5.000% 01/15/16             3,000,000        2,931,210
                                      --------------------------- -------------- -----------
                    TransAlta Corp.   5.750% 12/15/13             1,500,000        1,516,080
                                      --------------------------- -------------- -----------
      Virginia Electric & Power Co.   5.375% 02/01/07             1,575,000        1,583,568
                                      --------------------------- -------------- -----------
                                                       Electric Total             38,305,834
Gas - 0.5%
                                      --------------------------- -------------- -----------
                 Atmos Energy Corp.   4.950% 10/15/14             3,475,000        3,326,340
                                      --------------------------- -------------- -----------
        Southern California Gas Co.   4.040% 12/01/09 (a)         1,675,000        1,674,447
                                      --------------------------- -------------- -----------
                                                            Gas Total              5,000,787
                                                                                 -----------
                                                      UTILITIES TOTAL             43,306,621

                                      Total Corporate Fixed-Income Bonds & Notes
                                      (cost of $333,310,154)                     334,789,313

Government Agencies & Obligations - 27.2%

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
------------------------------------- --------------------------- -------------- -----------
       Export Development of Canada   4.000% 08/01/07             2,325,000        2,298,286
                                      --------------------------- -------------- -----------
       Province of British Columbia   5.375% 10/29/08             3,000,000        3,063,750
                                      --------------------------- -------------- -----------
          Province of New Brunswick   3.500% 10/23/07             4,150,000        4,060,111
                                      --------------------------- -------------- -----------
                Province of Ontario   6.000% 02/21/06             2,950,000        2,964,012

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Government Agencies & Obligations - (continued)

FOREIGN GOVERNMENT OBLIGATIONS - (continued)                                Par ($)      Value ($)
---------------------------------------------- ----------------------    ------------- -----------
                   Province of Quebec          5.000% 07/17/09            2,500,000      2,515,300
                                               ----------------------    ------------- -----------
                  Republic of Finland          4.750% 03/06/07            3,145,000      3,154,749
                                               ----------------------    ------------- -----------
             Republic of South Africa          6.500% 06/02/14            1,165,000      1,243,638
                                               ----------------------    ------------- -----------
                United Mexican States          6.625% 03/03/15            4,140,000      4,421,520
                                                                                       -----------
                                               FOREIGN GOVERNMENT OBLIGATIONS TOTAL     23,721,366

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.9%
---------------------------------------------- ----------------------    ------------- -----------
             Federal Farm Credit Bank          4.050% 12/15/08            5,000,000      4,895,280
                                               ----------------------    ------------- -----------
     Federal Home Loan Mortgage Corp.          3.600% 07/07/10            1,600,000      1,519,422
                                               3.625% 06/10/10            3,000,000      2,854,650
                                               3.875% 01/12/09            6,400,000      6,226,464
                                               4.125% 05/12/10            6,000,000      5,841,108
                                               4.150% 05/05/10            5,000,000      4,873,390
                                               5.000% 10/18/10           19,900,000     19,783,152
                                               5.000% 01/30/14            5,075,000      4,951,292
                                               5.000% 11/13/14            3,900,000      3,857,689
                                               5.750% 03/15/09            3,500,000      3,608,801
                                               ----------------------    ------------- -----------
Federal National Mortgage Association          2.500% 01/30/07            2,000,000      1,949,398
                                               3.250% 11/15/07            2,000,000      1,946,360
                                               4.125% 04/28/10            3,000,000      2,919,732
                                               4.250% 05/15/09            3,725,000      3,673,249
                                               4.300% 06/30/08            1,300,000      1,280,744
                                               4.375% 06/21/10           20,000,000     19,497,220
                                               5.500% 02/15/06            2,800,000      2,809,352
                                               6.250% 05/15/29            1,500,000      1,722,677
                                               ----------------------    ------------- -----------
                  U.S. Treasury Bonds          4.000% 02/15/15           14,625,000     13,984,586
                                               5.375% 02/15/31           35,395,000     38,602,672
                                               7.125% 02/15/23            5,000,000      6,334,570
                                               ----------------------    ------------- -----------
  U.S. Treasury Inflation Index Notes          2.000% 01/15/14            1,859,795      1,864,952
                                               3.625% 01/15/08            1,033,167      1,081,031
                                               ----------------------    ------------- -----------
                  U.S. Treasury Notes          1.875% 12/31/05 (c)       11,070,000     11,031,510
                                               2.875% 11/30/06           36,435,000     35,860,019
                                               3.000% 11/15/07           23,450,000     22,825,269
                                               3.625% 01/15/10           19,650,000     19,019,058
                                               3.625% 06/15/10            1,035,000        998,694
                                               4.000% 03/15/10            1,940,000      1,904,230
                                               4.250% 11/15/14            1,450,000      1,414,600
                                               4.250% 08/15/15            7,000,000      6,830,467
                                               5.000% 02/15/11            1,740,000      1,783,093
                                                                                       -----------
                                                   U.S. GOVERNMENT AGENCIES &
                                                            OBLIGATIONS TOTAL          257,744,731

                                               Total Government Agencies & Obligations
                                               (cost of $283,921,650)                  281,466,097

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Mortgage-Backed Securities - 21.1%                           Par ($)  Value ($)
------------------------------------- ------------------- ---------- ----------
     Federal Home Loan Mortgage Corp. 5.000% 01/01/19        479,277    473,129
                                      5.500% 03/01/18        449,457    452,418
                                      6.000% 11/01/28        303,157    307,053
                                      7.000% 12/01/14        111,084    115,822
                                      7.000% 11/01/25          7,483      7,831
                                      7.000% 03/01/27          6,677      6,981
                                      7.000% 10/01/31         68,774     71,801
                                      7.500% 09/01/25          3,600      3,817
                                      8.000% 06/01/07          4,696      4,794
                                      8.000% 06/01/26          4,241      4,527
                                      8.750% 09/01/09          6,088      6,334
                                      8.750% 07/01/15          1,330      1,378
                                      9.000% 10/01/15          3,186      3,233
                                      9.000% 10/01/16         11,667     12,483
                                      9.000% 04/01/17          8,465      8,591
                                      9.000% 10/01/19          9,794     10,068
                                      9.250% 05/01/09         61,240     64,742
                                      9.250% 08/01/15          4,368      4,578
                                      9.500% 09/01/10          4,406      4,673
                                      9.500% 03/01/11            426        458
                                      9.500% 04/01/11          5,205      5,596
                                      9.500% 09/01/16          1,800      1,966
                                      9.500% 11/01/16          2,765      3,023
                                      10.000% 02/01/09         4,024      4,275
                                      10.000% 05/01/11         6,105      6,340
                                      10.000% 12/01/13         2,426      2,549
                                      ------------------- ---------- ----------
Federal National Mortgage Association 5.000% 06/01/18        747,224    737,626
                                      5.000% 09/01/35     43,091,562 41,480,409
                                      5.500% 08/01/35     18,539,758 18,295,303
                                      5.500% 10/01/35     52,300,000 51,610,400
                                      6.000% 05/01/13        121,044    123,834
                                      6.000% 04/01/35     29,662,623 29,932,019
                                      6.324% 10/01/08      1,368,670  1,329,726
                                      6.500% 05/01/11        272,999    281,920
                                      6.500% 06/01/28        188,423    194,136
                                      6.500% 06/01/31        255,299    262,559
                                      6.500% 08/01/31        490,022    503,956
                                      6.500% 09/01/31         81,847     84,174
                                      6.565% 12/01/07        798,930    816,333
                                      6.600% 11/01/07        711,253    726,516
                                      7.000% 06/01/32        158,132    165,377
                                      7.500% 01/01/30         25,702     27,159
                                      7.500% 03/01/30         20,167     21,297
                                      8.000% 03/01/07          3,054      3,085
                                      8.000% 02/01/30         61,225     65,346
                                      8.000% 03/01/30        100,243    106,985
                                      8.000% 04/01/30        159,924    170,680
                                      8.500% 08/01/17          3,872      4,109
                                      9.250% 09/01/16          2,654      2,869
                                      TBA:
                                      4.500% 11/17/20 (d) 19,940,000 19,279,488
                                      5.000% 10/12/20 (d) 22,475,000 22,165,969
                                      5.500% 11/17/20 (d) 11,965,000 12,043,514
                                      6.500% 11/14/35 (d) 13,155,000 13,500,319

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Mortgage-Backed Securities - (continued)                         Par ($)    Value ($)
---------------------------------------- --------------------- ---------- -----------
Government National Mortgage Association 4.750% 07/20/22 (a)     114,309      115,897
                                         6.500% 03/15/13          43,308       44,982
                                         6.500% 04/15/13          53,609       55,681
                                         6.500% 05/15/13          64,167       66,646
                                         6.500% 10/15/13         309,779      321,751
                                         6.500% 11/15/13         243,743      253,162
                                         6.500% 07/15/14          26,335       27,352
                                         6.500% 08/15/14         139,474      144,860
                                         6.500% 06/15/28         133,039      138,358
                                         6.500% 01/15/29          80,441       83,600
                                         6.500% 03/15/29           3,208        3,334
                                         6.500% 09/15/32          77,136       80,035
                                         7.000% 11/15/22         168,580      178,160
                                         7.000% 10/15/23          49,263       52,043
                                         7.000% 06/15/26         355,139      374,550
                                         7.000% 10/15/27          42,840       45,125
                                         7.000% 05/15/28         157,240      165,469
                                         7.000% 06/15/28          16,016       16,854
                                         7.000% 08/15/29          40,600       42,702
                                         7.000% 02/15/30          16,841       17,708
                                         7.000% 05/15/32         350,859      368,828
                                         7.500% 04/15/26         238,167      252,842
                                         7.500% 02/15/27           2,774        2,943
                                         7.500% 09/15/29          70,985       75,220
                                         7.500% 03/15/30          88,991       94,261
                                         8.000% 06/15/25           6,331        6,777
                                         8.000% 10/15/25          19,101       20,446
                                         8.000% 01/15/26          12,741       13,637
                                         8.000% 02/15/26           9,716       10,399
                                         8.000% 05/15/26           2,317        2,480
                                         8.000% 06/15/26          19,599       20,977
                                         8.000% 03/15/27          52,788       56,482
                                         9.000% 03/15/08           7,420        7,763
                                         9.000% 11/15/08           3,761        3,935

                                         Total Mortgage-Backed Securities
                                         (cost of $220,744,502)           218,688,827

Collateralized Mortgage Obligations - 8.1%

AGENCY - 4.6%
---------------------------------------- --------------------- ---------- -----------
        Federal Home Loan Mortgage Corp. 4.000% 05/15/14       3,250,000    3,182,475
                                         4.000% 09/15/15       2,900,000    2,817,089
                                         4.500% 02/15/27         440,000      430,116
                                         4.500% 07/15/27       1,370,000    1,339,274
                                         4.500% 08/15/28         500,000      481,417
                                         5.000% 08/15/16       2,343,320    2,341,076
                                         5.000% 06/15/26       1,400,000    1,385,507
                                         --------------------- ---------- -----------
   Federal National Mortgage Association 4.000% 01/25/16       1,390,000    1,333,761
                                         4.500% 11/25/14         440,000      432,301
                                         5.000% 07/25/16       2,006,515    2,000,960
                                         5.500% 09/25/35       5,233,107    5,199,676
                                         6.000% 12/25/16         211,036      214,027

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Collateralized Mortgage Obligations - (continued)

AGENCY - (continued)                                                                      Par ($)  Value ($)
--------------------------------------------- ----------------------------------------- --------- ----------
                Small Business Administration 4.340% 03/01/24                           2,797,192  2,678,032
                                              4.500% 03/01/23                           3,687,589  3,578,321
                                              4.890% 09/01/22                           1,864,146  1,848,967
                                              5.110% 04/01/25                           3,929,283  3,923,198
                                              5.180% 05/01/24                           4,775,041  4,796,170
                                              5.240% 08/01/23                           2,258,056  2,275,652
                                              5.310% 08/01/22                           3,236,003  3,271,947
                                              5.520% 06/01/24                           3,799,805  3,876,666
                                                                                                  ----------
                                                                                     AGENCY TOTAL 47,406,632

NON-AGENCY - 3.5%
--------------------------------------------- ----------------------------------------- --------- ----------
                              Chaseflex Trust 5.500% 02/25/35                           4,578,740  4,542,431
                                              5.500% 06/25/35                           4,697,900  4,655,666
                                              ----------------------------------------- --------- ----------
           Countrywide Alternative Loan Trust 5.000% 07/25/35                           3,900,904  3,800,729
                                              5.250% 03/25/35                           4,561,440  4,458,398
                                              ----------------------------------------- --------- ----------
First Horizon Alternative Mortgage Securities 6.000% 01/25/35                           3,722,398  3,736,730
                                              ----------------------------------------- --------- ----------
                                   GSAA Trust 3.519% 11/25/33                           6,175,000  6,108,001
                                              ----------------------------------------- --------- ----------
                      JPMorgan Mortgage Trust 4.977% 07/25/34 (a)                       3,405,951  3,319,167
                                              ----------------------------------------- --------- ----------
             Residential Accredit Loans, Inc. 5.500% 02/25/35                           4,814,614  4,781,489
                                              ----------------------------------------- --------- ----------
                          Rural Housing Trust 6.330% 04/01/26                             362,671    359,537
                                                                                                  ----------
                                                                                 NON-AGENCY TOTAL 35,762,148

                                              Total Collateralized Mortgage Obligations
                                              (cost of $84,457,356)                               83,168,780

Asset-Backed Securities - 6.7%
--------------------------------------------- ----------------------------------------- --------- ----------
                      BMW Vehicle Owner Trust 2.530% 02/25/08                           3,900,000  3,849,924
                                              ----------------------------------------- --------- ----------
                           Centex Home Equity Series 2005 D
                                                4.210% 10/25/35 (a)                     3,600,000  3,604,536
                                              6.270% 10/25/32 (a)                         699,747    698,746
                                              ----------------------------------------- --------- ----------
          Citibank Credit Card Issuance Trust 2.550% 01/20/09                           5,000,000  4,874,650
                                              ----------------------------------------- --------- ----------
          Citibank Credit Card Master Trust I 5.875% 03/10/11                           4,000,000  4,126,840
                                              ----------------------------------------- --------- ----------
           Countrywide Home Equity Loan Trust 4.190% 01/15/34 (a)                       3,119,238  3,121,439
                                              ----------------------------------------- --------- ----------
                   DaimlerChrysler Auto Trust 3.090% 01/08/08                           1,323,254  1,317,035
                                              ----------------------------------------- --------- ----------
                         Equity One ABS, Inc. 4.378% 07/25/34 (a)                       2,568,413  2,579,201
                                              ----------------------------------------- --------- ----------
                 Ford Credit Auto Owner Trust 3.130% 11/15/06                             976,674    975,434

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Asset-Backed Securities - (continued)                                                        Par ($)  Value ($)
--------------------------------------------- ------------------------------------------- ---------- ----------
                 GS Mortgage Securities Corp. 4.650% 04/25/34 (a)                          4,541,511  4,511,719
                                              ------------------------------------------- ---------- ----------
           MBNA Credit Card Master Note Trust 4.950% 06/15/09                              2,750,000  2,759,625
                                              ------------------------------------------- ---------- ----------
             Oakwood Mortgage Investors, Inc. 7.100% 08/15/27                              1,095,896  1,191,282
                                              ------------------------------------------- ---------- ----------
                Onyx Acceptance Grantor Trust 3.890% 02/15/11                              2,000,000  1,958,080
                                              ------------------------------------------- ---------- ----------
                  Origen Manufactured Housing 4.490% 05/15/18                              1,100,000  1,082,983
                                              ------------------------------------------- ---------- ----------
    Residential Asset Mortgage Products, Inc. 3.052% 06/25/29                              3,705,664  3,660,752
                                              4.480% 09/25/29 (a)                          7,825,000  7,782,041
                                              ------------------------------------------- ---------- ----------
   Residential Funding Mortgage Securities II 4.700% 08/25/34                              1,715,000  1,661,663
                                              ------------------------------------------- ---------- ----------
       Wells Fargo Financial Auto Owner Trust 2.670% 08/16/10                              7,270,000  7,076,036
                                              ------------------------------------------- ---------- ----------
                    WFS Financial Owner Trust 2.410% 12/20/10                              4,880,000  4,754,340
                                              2.810% 08/22/11                              8,125,000  7,938,694

                                              Total Asset-Backed Securities
                                              (cost of $70,277,935)                                  69,525,020

Commercial Mortgage-Backed Securities - 2.5%
--------------------------------------------- ------------------------------------------- ---------- ----------
    CS First Boston Mortgage Securities Corp. 5.100% 08/15/38                              5,240,000  5,113,239
                                              ------------------------------------------- ---------- ----------
              GS Mortgage Securities Corp. II 4.782% 07/10/39                              6,015,000  5,739,695
                                              ------------------------------------------- ---------- ----------
JPMorgan Chase Commercial Mortgage Securities
                                        Corp. 4.134% 10/15/37                              6,363,649  6,138,185
                                              ------------------------------------------- ---------- ----------
             LB-UBS Commercial Mortgage Trust 5.120% 11/15/32 (a)                          4,550,000  4,526,704
                                              ------------------------------------------- ---------- ----------
      Wachovia Bank Commercial Mortgage Trust 5.274% 10/17/44                              4,645,000  4,595,647

                                              Total Commercial Mortgage-Backed Securities
                                              (cost of $26,747,638)                                  26,113,470

Short-Term Obligations - 8.2%

U.S. GOVERNMENT OBLIGATIONS - 6.5%
--------------------------------------------- ------------------------------------------- ---------- ----------
                       Federal Home Loan Bank 3.760% 11/15/05 (e)                         54,380,000 54,300,485
                                              3.775% 11/16/05 (e)                         13,155,000 13,134,308
                                              ------------------------------------------- ---------- ----------
                                                                   U.S. GOVERNMENT OBLIGATIONS TOTAL 67,434,793

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Short-Term Obligations - (continued)

REPURCHASE AGREEMENTS - 1.7%                                                       Par ($)      Value ($)
---------------------------- -------------------------------------------------- ---------- -------------
                             Repurchase agreement with State Street Bank &
                             Trust Co., dated 10/31/05, due 11/01/05 at 3.850%,
                             collateralized by a U.S. Treasury Note maturing
                             08/15/28, market value of $17,875,960 (repurchase
                             proceeds $17,522,874)                              17,521,000    17,521,000

                             Total Short-Term Obligations
                             (cost of $84,955,793)                                            84,955,793

                             Total Investments - 106.2%
                             (cost of $1,104,415,028) (f)                                  1,098,707,300

                             Other Assets & Liabilities, Net - (6.2)%                        (64,465,323)

                             Net Assets - 100.0%                                           1,034,241,977

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate at October 31, 2005.
                                (b)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities, which are not illiquid, amounted to $15,878,370, which represents 1.5% of net assets.
                                (c)A portion of this security with a market
                                   value of $697,566 pledged as collateral for open futures contracts.
                                (d)Security purchased on a delayed delivery
                                   basis.
                                (e)The rate shown represents the annualized
                                   yield at the date of purchase.
                                (f)Cost for federal income tax purposes is
                                   $1,105,644,253.

At October 31, 2005, the Fund held the following open long futures contracts:
                            Number of             Aggregate   Settlement  Unrealized
           Type             Contracts    Value    Face Value     Date    Depreciation
-------------------------------------------------------------------------------------
U.S. Treasury Notes 10-Year    535    $58,022,422 $59,278,372  Dec-2005  $(1,255,950)
U.S. Treasury Bonds 20-Year    175     19,594,531  20,583,970  Dec-2005     (989,439)
                                                                         -----------
                                                                         $(2,245,389)
                                                                         -----------

             At October 31, 2005, the composition of the Fund by revenue source is as follows:
             HOLDINGS BY REVENUE SOURCE                          % OF NET ASSETS
             ---------------------------------------------------------------------------------
             Corporate Fixed-Income Bonds & Notes                      32.4%
             Government Agencies & Obligations                         27.2
             Mortgage-Backed Securities                                21.1
             Collateralized Mortgage Obligations                        8.1
             Asset-Backed Securities                                    6.7
             Commercial Mortgage-Backed Securities                      2.5
             Short-Term Obligations                                     8.2
             Other Assets & Liabilities, Net                           (6.2)
                                                                      -----
                                                                      100.0%
                                                                      -----

                            ACRONYM NAME
                            -----------------------
                              TBA   To Be Announced

                                See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                                    -------------------------------------------
October 31, 2005 (Unaudited)                           Columbia Core Bond Fund

                                                                                          ($)
------------------------- ---------------------------------------------------  -------------
                   Assets Investments, at cost                                 1,104,415,028
                                                                               -------------
                          Investments, at value                                1,098,707,300
                          Cash                                                           670
                          Receivable for:
                            Fund shares sold                                       4,306,588
                            Interest                                               9,201,299
                            Dollar roll fee income                                    51,520
                            Futures variation margin                                  44,063
                          Deferred Trustees' compensation plan                        42,433
                                                                               -------------
                             Total Assets                                      1,112,353,873
                          ---------------------------------------------------  -------------
              Liabilities Payable for:
                            Investments purchased                                  5,120,791
                            Investments purchased on a delayed delivery basis     67,581,137
                            Fund shares repurchased                                2,226,883
                            Distributions                                          2,335,288
                            Investment advisory fee                                  401,258
                            Administration fee                                        59,355
                            Transfer agent fee                                       144,466
                            Pricing and bookkeeping fees                              21,803
                            Merger costs                                              64,631
                            Custody fee                                                8,006
                            Distribution and service fees                             25,442
                            Chief compliance officer expenses and fees                 1,250
                          Deferred dollar roll fee income                             22,546
                          Deferred Trustees' fees                                     42,433
                          Other liabilities                                           56,607
                                                                               -------------
                             Total Liabilities                                    78,111,896

                                                                   Net Assets  1,034,241,977
                          ---------------------------------------------------  -------------
Composition of Net Assets Paid-in capital                                      1,049,440,576
                          Overdistributed net investment income                   (2,368,548)
                          Accumulated net realized loss                           (4,876,934)
                          Net unrealized depreciation on:
                            Investments                                           (5,707,728)
                            Futures contracts                                     (2,245,389)
                                                                               -------------
                                                                   Net Assets  1,034,241,977

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                                    -------------------------------------------
October 31, 2005 (Unaudited)                           Columbia Core Bond Fund

                                                                           ($)
  ------- -------------------------------------------------------- -----------
  Class A Net assets                                                28,440,276
          Shares outstanding                                         2,689,915
          Net asset value per share                                   10.57(a)
          Maximum sales charge                                           4.75%
          Maximum offering price per share ($10.57/0.9525)            11.10(b)
          -------------------------------------------------------- -----------
  Class B Net assets                                                11,058,645
          Shares outstanding                                         1,045,915
          Net asset value and offering price per share                10.57(a)
          -------------------------------------------------------- -----------
  Class C Net assets                                                 5,058,384
          Shares outstanding                                           478,417
          Net asset value and offering price per share                10.57(a)
          -------------------------------------------------------- -----------
  Class G Net assets                                                 2,902,794
          Shares outstanding                                           274,544
          Net asset value and offering price per share                10.57(a)
          -------------------------------------------------------- -----------
  Class T Net assets                                                28,916,730
          Shares outstanding                                         2,734,927
          Net asset value, offering and redemption price per share    10.57(a)
          Maximum sales charge                                           4.75%
          Maximum offering price per share ($10.57/0.9525)            11.10(b)
          -------------------------------------------------------- -----------
  Class Z Net assets                                               957,865,148
          Shares outstanding                                        90,593,287
          Net asset value per share                                      10.57

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                      -------------------------
For the Six Months Ended October 31, 2005 (Unaudited)  Columbia Core Bond Fund

                                                                                                                ($)
--------------------------------------- -------------------------------------------------------------- -----------
                      Investment Income Interest                                                        22,587,106
                                        Dollar roll fee income                                           1,323,176
                                                                                                       -----------
                                          Total Investment Income                                       23,910,282
                                        -------------------------------------------------------------- -----------
                               Expenses Investment advisory fee                                          2,356,428
                                        Administration fee                                                 348,261
                                        Distribution fee:
                                          Class B                                                           44,064
                                          Class C                                                           19,456
                                          Class G                                                           11,514
                                        Service fee:
                                          Class A                                                           39,363
                                          Class B                                                           14,688
                                          Class C                                                            6,486
                                          Class G                                                            2,657
                                        Shareholder services fee - Class T                                  22,927
                                        Transfer agent fee                                                 360,751
                                        Pricing and bookkeeping fees                                        88,099
                                        Trustees' fees                                                      14,689
                                        Custody fee                                                         29,146
                                        Chief compliance officer expenses and fees (See Note 4)              5,888
                                        Non-recurring costs (See Note 8)                                     5,484
                                        Other expenses                                                     136,407
                                                                                                       -----------
                                          Total Expenses                                                 3,506,308
                                        Fees and expenses waived by Transfer Agent                         (12,829)
                                        Fees waived by Distributor - Class C                                (3,891)
                                        Non-recurring costs assumed by Investment Advisor (See Note 8)      (5,484)
                                        Custody earnings credit                                               (271)
                                                                                                       -----------
                                          Net Expenses                                                   3,483,833
                                                                                                       -----------
                                        Net Investment Income                                           20,426,449
                                        -------------------------------------------------------------- -----------
Net Realized and Unrealized Gain (Loss) Net realized loss on:
   on Investments and Futures Contracts   Investments                                                   (2,648,317)
                                          Futures contracts                                               (250,801)
                                                                                                       -----------
                                           Net realized loss                                            (2,899,118)
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                  (17,780,588)
                                          Futures contracts                                             (2,247,686)
                                                                                                       -----------
                                           Net change in unrealized appreciation (depreciation)        (20,028,274)
                                                                                                       -----------
                                        Net Loss                                                       (22,927,392)
                                                                                                       -----------
                                        Net Decrease in Net Assets from Operations                      (2,500,943)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                   --------------------------------------------
                                                       Columbia Core Bond Fund

                                                                                             (Unaudited)
                                                                                              Six Months         Year
                                                                                                   Ended        Ended
                                                                                             October 31,    April 30,
Increase (Decrease) in Net Assets                                                               2005 ($)     2005 ($)
-------------------------------------- ---------------------------------------------------- -----------  -----------
                            Operations Net investment income                                 20,426,449   34,955,230
                                       Net realized gain (loss) on investments and futures
                                        contracts                                            (2,899,118)   3,024,500
                                       Net change in unrealized appreciation (depreciation)
                                        on investments and futures contracts                (20,028,274)   2,952,987
                                                                                            -----------  -----------
                                       Net Increase (Decrease) in net assets resulting from
                                        Operations                                           (2,500,943)  40,932,717
                                       ---------------------------------------------------- -----------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                               (600,907)    (230,970)
                                         Class B                                               (180,467)     (90,024)
                                         Class C                                                (83,427)     (36,202)
                                         Class G                                                (57,837)    (212,349)
                                         Class T                                               (599,463)  (1,272,529)
                                         Class Z                                            (19,482,625) (35,041,284)
                                       From net realized gains:
                                         Class A                                                     --      (40,399)
                                         Class B                                                     --      (28,461)
                                         Class C                                                     --       (9,365)
                                         Class G                                                     --     (104,606)
                                         Class T                                                     --     (535,461)
                                         Class Z                                                     --  (13,911,914)
                                                                                            -----------  -----------
                                       Total Distributions Declared to Shareholders         (21,004,726) (51,513,564)
                                       ---------------------------------------------------- -----------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                        2,714,152    2,356,675
                                         Proceeds received in connection with merger                 --   30,397,681
                                         Distributions reinvested                               530,188      237,670
                                         Redemptions                                         (6,751,976)  (2,690,157)
                                                                                            -----------  -----------
                                          Net Increase (Decrease)                            (3,507,636)  30,301,869
                                       Class B:
                                         Subscriptions                                          479,846      617,438
                                         Proceeds received in connection with merger                 --   10,538,713
                                         Distributions reinvested                               142,398      103,273
                                         Redemptions                                         (1,331,215)    (835,377)
                                                                                            -----------  -----------
                                          Net Increase (Decrease)                              (708,971)  10,424,047
                                       Class C:
                                         Subscriptions                                          500,051      330,186
                                         Proceeds received in connection with merger                 --    4,397,396
                                         Distributions reinvested                                34,217       27,558
                                         Redemptions                                           (500,021)    (202,096)
                                                                                            -----------  -----------
                                          Net Increase                                           34,247    4,553,044
                                       Class G:
                                         Subscriptions                                            5,167       33,211
                                         Distributions reinvested                                49,212      270,435
                                         Redemptions                                         (1,455,804)  (3,998,812)
                                                                                            -----------  -----------
                                          Net Decrease                                       (1,401,425)  (3,695,166)
                                       Class T:
                                         Subscriptions                                        1,087,607    2,715,484
                                         Distributions reinvested                               512,221    1,588,906
                                         Redemptions                                         (2,852,808)  (8,181,899)
                                                                                            -----------  -----------
                                          Net Decrease                                       (1,252,980)  (3,877,509)

                                See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
                                                            -----------------------
                                                            Columbia Core Bond Fund

                                                                                     (Unaudited)
                                                                                      Six Months           Year
                                                                                           Ended          Ended
                                                                                     October 31,      April 30,
Increase (Decrease) in Net Assets                                                       2005 ($)       2005 ($)
-----------------                 ----------------------------------------------- -------------  -------------
                                  Class Z:
                                    Subscriptions                                   125,225,059    280,730,337
                                    Proceeds received in connection with merger              --        252,174
                                    Distributions reinvested                          7,326,525     20,121,322
                                    Redemptions                                     (79,365,529)  (182,211,540)
                                                                                  -------------  -------------
                                     Net Increase                                    53,186,055    118,892,293
                                  Net Increase from Share Transactions               46,349,290    156,598,578
                                                                                  -------------  -------------
                                      Total Increase in Net Assets                   22,843,621    146,017,731
                                  ----------------------------------------------- -------------  -------------
       Net Assets                 Beginning of period                             1,011,398,356    865,380,625
                                  End of period                                   1,034,241,977  1,011,398,356
                                  Overdistributed net investment income at end of
                                   period                                            (2,368,548)    (1,790,271)
                                  ----------------------------------------------- -------------  -------------
Changes in Shares                 Class A:
                                    Subscriptions                                       251,451        216,667
                                    Issued in connection with merger                         --      2,832,924
                                    Issued for distributions reinvested                  49,129         21,925
                                    Redemptions                                        (625,379)      (249,347)
                                                                                  -------------  -------------
                                     Net Increase (Decrease)                           (324,799)     2,822,169
                                  Class B:
                                    Subscriptions                                        44,652         56,521
                                    Issued in connection with merger                         --        981,731
                                    Issued for distributions reinvested                  13,198          9,501
                                    Redemptions                                        (123,385)       (77,235)
                                                                                  -------------  -------------
                                     Net Increase (Decrease)                            (65,535)       970,518
                                  Class C:
                                    Subscriptions                                        46,204         30,286
                                    Issued in connection with merger                         --        409,928
                                    Issued for distributions reinvested                   3,172          2,536
                                    Redemptions                                         (46,256)       (18,535)
                                                                                  -------------  -------------
                                     Net Increase                                         3,120        424,215
                                  Class G:
                                    Subscriptions                                           477          3,045
                                    Issued for distributions reinvested                   4,559         24,785
                                    Redemptions                                        (134,936)      (366,458)
                                                                                  -------------  -------------
                                     Net Decrease                                      (129,900)      (338,628)
                                  Class T:
                                    Subscriptions                                       100,797        248,708
                                    Issued for distributions reinvested                  47,475        145,673
                                    Redemptions                                        (264,504)      (749,976)
                                                                                  -------------  -------------
                                     Net Decrease                                      (116,232)      (355,595)
                                  Class Z:
                                    Subscriptions                                    11,594,575     25,738,118
                                    Issued in connection with merger                         --         23,506
                                    Issued for distributions reinvested                 678,748      1,846,362
                                    Redemptions                                      (7,352,845)   (16,755,294)
                                                                                  -------------  -------------
                                     Net Increase                                     4,920,478     10,852,692

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
                              -------------------------------------------------
October 31, 2005 (Unaudited)                           Columbia Core Bond Fund


Note 1. Organization

Columbia Core Bond Fund (the "Fund"), a series of Columbia Funds Trust III (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed Columbia Core Bond Fund.

Investment Goal

The Fund seeks a high level of current income consistent with prudent risk of capital.

Fund Shares

The Fund may issue an unlimited number of shares and offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own sales charge and expense structure.

Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase and Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund


Futures Contracts

The Fund may invest in Municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or
(3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses, net of any non-reclaimable tax withholdings of foreign securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended April 30, 2005 was as follows:

                                             April 30, 2005
             ------------------------------------------------------
                                                        Long-Term
                                     Ordinary Income* Capital Gains
             ------------------------------------------------------
             Columbia Core Bond Fund   $38,206,351     $13,307,213
             ------------------------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at October 31, 2005, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation      $  8,987,998
                   Unrealized depreciation       (15,924,951)
                                                ------------
                    Net unrealized depreciation $ (6,936,953)
                   ------------------------------------------

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on April 30, 2005, post-October capital losses of $1,280,964 attributed to security transactions were deferred to May 1, 2005.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                  -------------------------------------------
                   First $500 million              0.48%
                  -------------------------------------------
                   $500 million to $1 billion      0.43%
                  -------------------------------------------
                   $1 billion to $1.5 billion      0.40%
                  -------------------------------------------
                   $1.5 billion to $3 billion      0.37%
                  -------------------------------------------
                   $3 billion to $6 billion        0.36%
                  -------------------------------------------
                   Over $6 billion                 0.35%
                  -------------------------------------------

For the six months ended October 31, 2005, the Fund's annualized effective investment advisory fee rate was 0.45%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.067% of the Fund's average daily net assets.

Pricing & Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund


Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee based on the average daily net assets of the Fund as follows:

                   Average Daily Net Assets    Annual Fee Rate
                 ---------------------------------------------
                  First $50 million               $ 25,000
                 ---------------------------------------------
                  $50 million to $200 million     $ 35,000
                 ---------------------------------------------
                  $200 million to $500 million    $ 50,000
                 ---------------------------------------------
                  $500 million to $1 billion      $ 85,000
                 ---------------------------------------------
                  Over $1 billion                 $125,000
                 ---------------------------------------------

In the event that the Fund has more than 25% in non-domestic assets, as measured on a monthly basis, the Fund's annual fees will be 150% of the fees disclosed above. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended October 31, 2005, the annualized effective pricing and bookkeeping fee rates for the Fund, inclusive of out-of-pocket expenses, was 0.017%.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from May 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its transfer agent fee for the Fund. This arrangement will be discontinued by the Transfer Agent effective November 1, 2005. In addition, for the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005. For the period ended October 31, 2005, the Transfer Agent waived fees of $12,829 for the Fund.

For the six months ended October 31, 2005, the annualized effective transfer agent fee rates, inclusive of out-of-pocket expenses and net of fee waivers, for the Fund was 0.07%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the six months ended October 31, 2005, the Distributor has retained net underwriting discounts of $721 and $123 on sales of the Fund's Class A and Class T shares, respectively and net CDSC fees of $390, $13,359, $139, $4,954 and $0 on Class A, Class B, Class C, Class G and Class T share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan"), which allows the payment of a monthly distribution and service fee to the Distributor at an annual fee rate as follows:

         Distribution Fee                        Service Fee
    -----------------------------------------------------------------------
    Class B Class C/1/ Class G/2/   Class A Class B Class C/1/ Class G/2,3/
    -----------------------------------------------------------------------
    0.75%       0.75%      0.65%      0.25%   0.25%     0.25%        0.50%
    -----------------------------------------------------------------------

/1/The Distributor had voluntarily limited a portion of the Fund's Class C share distribution and service fees so that combined they will not exceed 0.85% annually of average net assets.
/2/Under the Plan, the Fund does not intend to pay more than 0.80% annually for
  Class G shares' combined distribution and service fees.
/3/Of the 0.50% service fee, 0.25% relates to shareholder liaison fees and 0.25% relates to administration support fees.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fee

The Fund has adopted shareholder services plans that permit them to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Fund does not intend to pay more than 0.15% annually for Class T shareholder services fees.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended October 31, 2005, the Fund paid $1,234 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended October 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $392,633,380 and $465,596,749, respectively of which $271,735,638 and $350,322,956, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. For the six months ended October 31, 2005, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of October 31, 2005, the Fund had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                                      Number of     % of Shares
                                     Shareholders Outstanding Held
             -----------------------------------------------------
             Columbia Core Bond Fund      2             75.2%
             -----------------------------------------------------

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Industry Focus

The Fund may focus its investments in certain industries, subjecting them to greater risk than funds that are more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds. FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that

--------------------------------------------------------------------------------
              October 31, 2005 (Unaudited) Columbia Core Bond Fund

defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.

For the six months ended October 31, 2005, Columbia has assumed $5,484 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                     ----------------------------------------------------------
                                                       Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:


                                      (Unaudited)
                                       Six Months                                   Period
                                            Ended      Year Ended April 30,          Ended         Year Ended October 31,
                                      October 31,     --------------------       April 30,     -----------------------------
Class A Shares                            2005(a)            2005     2004(b)   2003(c)(d)           2002      2001      2000
------------------------------------                -----------------------------            --------------------------------
Net Asset Value,
Beginning of Period                  $ 10.81          $ 10.93       $11.52        $11.29       $11.23       $10.35    $10.25

-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.20(e)          0.39(e)      0.38(e)       0.24(e)      0.54(f)      0.57      0.57
Net realized and unrealized
gain (loss) on investments and
futures contracts                      (0.23)            0.09        (0.30)         0.24         0.07(f)      0.89      0.12
                                   -----------        -------       -------     ----------     ------       ------    ------
Total from Investment
Operations                             (0.03)            0.48         0.08          0.48         0.61         1.46      0.69

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.21)           (0.41)       (0.46)        (0.25)       (0.55)       (0.58)    (0.59)
From net realized gains                   --            (0.19)       (0.21)           --           --           --        --
                                   -----------        -------       -------     ----------     ------       ------    ------
Total Distributions Declared to
Shareholders                           (0.21)           (0.60)       (0.67)        (0.25)       (0.55)       (0.58)    (0.59)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 10.57          $ 10.81       $10.93        $11.52       $11.29       $11.23    $10.35
Total return (g)(h)                    (0.32)%(i)        4.52%        0.65%         4.28%(i)     5.64%       14.48%     7.00%

-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (j)                            0.89%(k)         0.94%        1.02%         0.92%(k)     0.89%        0.95%     1.05%
Net investment income (j)               3.71%(k)         3.75%        3.35%         4.20%(k)     4.79%(f)     5.33%     5.74%
Waiver/reimbursement                      --%(k)(l)        --%(l)     0.12%         0.22%(k)     0.39%        0.38%     0.47%
Portfolio turnover rate                   46%(i)          118%         119%           42%(i)       75%         131%      104%
Net assets, end of
period (000's)                       $28,440          $32,601       $2,105        $  522       $   59       $   38    $   34

-----------------------------------------------------------------------------------------------------------------------------

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A shares were redesignated Liberty Quality Plus Bond Fund, Class A shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $0.00, $0.00 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

                                      (Unaudited)
                                       Six Months                                   Period
                                            Ended      Year Ended April 30,          Ended         Year Ended October 31,
                                      October 31,     --------------------       April 30,     -----------------------------
Class B Shares                            2005(a)            2005     2004(b)   2003(c)(d)           2002      2001      2000
------------------------------------                -----------------------------            --------------------------------
Net Asset Value,
Beginning of Period                  $ 10.81          $ 10.93       $11.52        $11.29       $11.23       $10.35    $10.24

-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.16(e)          0.31(e)      0.29(e)       0.20(e)      0.44(f)      0.49      0.51
Net realized and unrealized
gain (loss) on investments and
futures contracts                      (0.23)            0.09        (0.30)         0.24         0.08(f)      0.89      0.12
                                   -----------        -------       -------     ----------     ------       ------    ------
Total from Investment
Operations                             (0.07)            0.40        (0.01)         0.44         0.52         1.38      0.63

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.17)           (0.33)       (0.37)        (0.21)       (0.46)       (0.50)    (0.52)
From net realized gains                   --            (0.19)       (0.21)           --           --           --        --
                                   -----------        -------       -------     ----------     ------       ------    ------
Total Distributions Declared to
Shareholders                           (0.17)           (0.52)       (0.58)        (0.21)       (0.46)       (0.50)    (0.52)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 10.57          $ 10.81       $10.93        $11.52       $11.29       $11.23    $10.35
Total return (g)(h)                    (0.70)%(i)        3.74%       (0.12)%        3.89%(i)     4.86%       13.65%     6.41%

-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (j)                            1.64%(k)         1.69%        1.81%         1.68%(k)     1.64%        1.68%     1.71%
Net investment income (j)               2.96%(k)         2.97%        2.60%         3.45%(k)     4.04%(f)     4.60%     5.07%
Waiver/reimbursement                      --%(k)(l)        --%(l)     0.11%         0.22%(k)     0.30%        0.28%     0.29%
Portfolio turnover rate                   46%(i)          118%         119%           42%(i)       75%         131%      104%
Net assets, end of
period (000's)                       $11,059          $12,019       $1,541        $  900       $  268       $  290    $  262

-----------------------------------------------------------------------------------------------------------------------------

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime B shares were redesignated Liberty Quality Plus Bond Fund, Class B shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                             (Unaudited)
                                                                              Six Months                                Period
                                                                                   Ended     Year Ended April 30,        Ended
                                                                             October 31,     -------------------     April 30,
Class C Shares                                                                 2005(a)        2005       2004(b)     2003(c)
------------------------------------------------------------------------------             -------------------------
Net Asset Value, Beginning of Period                                           $10.81        $10.93      $11.52      $11.21

-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (d)                                                        0.17(e)       0.33        0.31        0.16(e)
Net realized and unrealized gain (loss) on investments and futures contracts    (0.23)         0.09       (0.30)       0.33
                                                                             -----------     -------     --------   ---------
Total from Investment Operations                                                (0.06)         0.42        0.01        0.49

-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                      (0.18)        (0.35)      (0.39)      (0.18)
From net realized gains                                                            --         (0.19)      (0.21)         --
                                                                             -----------     -------     --------   ---------
Total Distributions Declared to Shareholders                                    (0.18)        (0.54)      (0.60)      (0.18)

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $10.57        $10.81      $10.93      $11.52
Total return (f)(g)                                                             (0.62)%(h)     3.89%       0.10%       4.38%(h)

-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)                                                                     1.49%(e)      1.54%       1.59%       1.55%(e)
Net investment income (i)                                                        3.07%(e)      3.12%       2.75%       3.23%(e)
Waiver/reimbursement                                                             0.15%(e)      0.15%       0.26%       0.37%(e)
Portfolio turnover rate                                                            46%(h)       118%        119%         42%(h)
Net assets, end of period (000's)                                              $5,058        $5,140      $  558      $  170

-------------------------------------------------------------------------------------------------------------------------------

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(d)Per share data was calculated using average shares outstanding during the period.
(e)Annualized.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

                                     (Unaudited)
                                      Six Months                                   Period
                                           Ended      Year Ended April 30,          Ended         Year Ended October 31,
                                     October 31,     -------------------        April 30,    -------------------------------
Class G Shares                           2005(a)           2005     2004(b)    2003(c)(d)           2002       2001      2000
------------------------------------               ----------------------------            ----------------------------------
Net asset value,
beginning of period                  $10.81          $10.93       $11.52       $ 11.29       $ 11.23       $ 10.35    $10.25

-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.17(e)         0.34(e)      0.33(e)       0.20(e)       0.45(f)       0.51      0.52
Net realized and unrealized
gain (loss) on investments and
futures contracts                     (0.23)           0.08        (0.32)         0.24          0.08(f)       0.88      0.11
                                   -----------       ------       -------     ----------     -------       -------    ------
Total from Investment
Operations                            (0.06)           0.42         0.01          0.44          0.53          1.39      0.63

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.18)          (0.35)       (0.39)        (0.21)        (0.47)        (0.51)    (0.53)
From net realized gains                  --           (0.19)       (0.21)           --            --            --        --
                                   -----------       ------       -------     ----------     -------       -------    ------
Total Distributions Declared to
Shareholders                          (0.18)          (0.54)       (0.60)        (0.21)        (0.47)        (0.51)    (0.53)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.57          $10.81       $10.93       $ 11.52       $ 11.29       $ 11.23    $10.35
Total return (g)(h)                   (0.60)%(i)       3.94%        0.10%         3.94%(i)      4.90%        13.70%     6.37%

-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (j)                           1.44%(k)        1.49%        1.60%         1.60%(k)      1.60%         1.64%     1.65%
Net investment income (j)              3.16%(k)        3.07%        2.90%         3.56%(k)      4.08%(f)      4.64%     5.13%
Waiver/reimbursement                     --%(k)(l)       --%(l)     0.11%         0.22%(k)      0.23%         0.20%     0.26%
Portfolio turnover rate                  46%(i)         118%         119%           42%(i)        75%          131%      104%
Net assets, end of
period (000's)                       $2,903          $4,374       $8,124       $13,345       $13,981       $14,246    $5,775

-----------------------------------------------------------------------------------------------------------------------------

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail B shares were redesignated Liberty Quality Plus Bond Fund, Class G shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

                                      (Unaudited)
                                       Six Months                                     Period
                                            Ended       Year Ended April 30,           Ended         Year Ended October 31,
                                      October 31,     ---------------------        April 30,    --------------------------------
Class T Shares                            2005(a)            2005      2004(b)    2003(c)(d)           2002       2001       2000
------------------------------------                ------------------------------            -----------------------------------
Net Asset Value,
Beginning of Period                  $ 10.81          $ 10.93       $ 11.52       $ 11.29       $ 11.23       $ 10.35    $ 10.25

---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.21(e)          0.41(e)       0.40(e)       0.24(e)       0.52(f)       0.57       0.59
Net realized and unrealized
gain (loss) on investments and
futures contracts                      (0.24)            0.09         (0.31)         0.24          0.08(f)       0.89       0.11
                                   -----------        -------       -------      ----------     -------       -------    -------
Total from Investment
Operations                             (0.03)            0.50          0.09          0.48          0.60          1.46       0.70

---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.21)           (0.43)        (0.47)        (0.25)        (0.54)        (0.58)     (0.60)
From net realized gains                   --            (0.19)        (0.21)           --            --            --         --
                                   -----------        -------       -------      ----------     -------       -------    -------
Total Distributions Declared to
Shareholders                           (0.21)           (0.62)        (0.68)        (0.25)        (0.54)        (0.58)     (0.60)

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 10.57          $ 10.81       $ 10.93       $ 11.52       $ 11.29       $ 11.23    $ 10.35
Total return (g)(h)                    (0.27)%(i)        4.62%         0.75%         4.29%(i)      5.63%        14.45%      7.04%

---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (j)                            0.79%(k)         0.84%         0.95%         0.91%(k)      0.91%         0.98%      1.01%
Net investment income (j)               3.81%(k)         3.72%         3.54%         4.26%(k)      4.77%(f)      5.30%      5.76%
Waiver/reimbursement                      --%(k)(l)        --%(l)      0.11%         0.22%(k)      0.22%         0.20%      0.22%
Portfolio turnover rate                   46%(i)          118%          119%           42%(i)        75%          131%       104%
Net assets, end of
period (000's)                       $28,917          $30,832       $35,058       $43,084       $44,409       $48,276    $33,429

---------------------------------------------------------------------------------------------------------------------------------

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail A shares were redesignated Liberty Quality Plus Bond Fund, Class T shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                        Six Months                                       Period
                                             Ended       Year Ended April 30,             Ended
                                       October 31,    -----------------------         April 30,
Class Z Shares                             2005(a)            2005       2004(b)     2003(c)(d)
------------------------------------                --------------------------------             --
Net Asset Value,
Beginning of Period                 $  10.81          $  10.93       $  11.52       $  11.29

---------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.22(e)           0.42(e)        0.42(e)        0.25(e)
Net realized and unrealized
gain (loss) on investments and
futures contracts                      (0.24)             0.09          (0.31)          0.24
                                   -----------        --------       --------      ----------
Total from Investment
Operations                             (0.02)             0.51           0.11           0.49

---------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.22)            (0.44)         (0.49)         (0.26)
From net realized gains                   --             (0.19)         (0.21)            --
                                   -----------        --------       --------      ----------
Total Distributions Declared to
Shareholders                           (0.22)            (0.63)         (0.70)         (0.26)

---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $  10.57          $  10.81       $  10.93       $  11.52
Total return (g)(h)                    (0.20)%(i)         4.78%          0.94%          4.41%(i)

---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (j)                            0.64%(k)          0.69%          0.75%          0.67%(k)
Net investment income (j)               3.96%(k)          3.87%          3.71%          4.49%(k)
Waiver/reimbursement                      --%(k)(l)         --%(l)       0.11%          0.22%(k)
Portfolio turnover rate                   46%(i)           118%           119%            42%(i)
Net assets, end of
period (000's)                      $957,865          $926,434       $817,994       $885,920

---------------------------------------------------------------------------------------------------


                                          Year Ended October 31,
                                   -----------------------------------
Class Z Shares                             2002        2001        2000
-----------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $  11.23       $  10.35    $  10.25

-----------------------------------------------------------------------
Income from Investment Operations:
Net investment income                  0.55(f)        0.60        0.61
Net realized and unrealized
gain (loss) on investments and
futures contracts                      0.08(f)        0.88        0.11
                                   --------       --------    --------
Total from Investment
Operations                             0.63           1.48        0.72

-----------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income            (0.57)         (0.60)      (0.62)
From net realized gains                  --             --          --
                                   --------       --------    --------
Total Distributions Declared to
Shareholders                          (0.57)         (0.60)      (0.62)

-----------------------------------------------------------------------
Net Asset Value, End of Period     $  11.29       $  11.23    $  10.35
Total return (g)(h)                    5.86%         14.73%       7.27%

-----------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (j)                           0.69%          0.73%       0.78%
Net investment income (j)              4.99%(f)       5.55%       5.99%
Waiver/reimbursement                   0.22%          0.21%       0.21%
Portfolio turnover rate                  75%           131%        104%
Net assets, end of
period (000's)                     $888,792       $831,727    $558,789

-----------------------------------------------------------------------

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Trust shares were redesignated Liberty Quality Plus Bond Fund, Class Z shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                              ----------------------------------
                                                                   Columbia Core Bond Fund


The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups;
(iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and
(vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

.. so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

.. the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

          SUMMARY OF MANAGEMENT FEE EVALUATION
          BY INDEPENDENT FEE CONSULTANT
                                               -----------------------
                                               Columbia Core Bond Fund


                   Prepared Pursuant to the February 9, 2005
                          Assurance of Discontinuance
                             between the Office of
                    Attorney General of New York State and
                    Columbia Management Advisors, Inc. and
                       Columbia Funds Distributor, Inc.

                               October 11, 2005
I. Overview

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

/1/ Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund


1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates....

II. Evaluation of the General Process Used to Negotiate the Advisory Contract

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund

My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was 6 appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds.

This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8;and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. Findings

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

--------------------------------------------------------------------------------
                             Columbia Core Bond Fund


4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                Columbia Core Bond Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Core Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A, merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[LOGO] eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Core Bond Fund Semiannual Report, October 31, 2005

Columbia Management(R)

(C) 2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

   (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant) Columbia Funds Trust III
             ------------------------------------------


By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------
                         Christopher L. Wilson,
                         President

Date December 21, 2005
     --------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------
                         Christopher L. Wilson,
                         President

Date December 21, 2005
     --------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                         ------------------------------
                         J. Kevin Connaughton,
                         Treasurer

Date December 21, 2005
     --------------------------------------------------